Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Cash Flows
Net income	$ 4,447	$ 4,843	$ 4,754
CASH FLOWS FROM OPERATING ACTIVITIES
Depreciation and amortization	547	629	823
Provision for loan losses	275	525	775
Deferred federal income taxes	439	206	(55)
Gain on sale of Custar Branch	(1,172)	0	0
Gain on sale of loans	(331)	(246)	(115)
Net loss on sale or write-down of other real estate owned	66	20	141
Loss on sale of premises	10	0	0
Increase in cash value of life insurance	(126)	(321)	(301)
Gain on life insurance settlement	0	0	(204)
Net amortization of security premiums and discounts	5,398	6,425	2,356
Stock-based compensation expense	59	80	0
Gain on sale of securities	(293)	(311)	(149)
Loss on security impairment	0	0	394
Proceeds from sale of loans, net of originations	227	181	76
Increase in accrued interest receivable	43	(106)	(444)
Decrease (increase) in other assets	1,191	253	(803)
Increase (decrease) in other liabilities	(100)	(430)	946
Net cash provided by operating activities	10,680	11,748	8,194
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities of securities	82,803	86,240	36,342
Proceeds from sale of available-for-sale securities	6,813	7,858	4,005
Proceeds from sale of other real estate owned	1,145	1,757	1,125
Proceeds from disposal of premises	69	174	0
Proceeds from life insurance	0	1,097	0
Purchases of available-for-sale securities	(93,459)	(110,875)	(121,643)
Cash disbursed from Sale of Custar branch	(16,590)	0	0
Net proceeds from business combinantion	11,127	0	0
Proceeds from branch acquisition, net of final settlement payment	0	(1,026)	83,496
Purchases of restricted stock	(3)	(330)	0
Net (increase) decrease in loans	(2,774)	(21,446)	10,000
Additions to premises and equipment	(347)	(225)	(544)
Net cash (used in) investing activities	(11,216)	(36,776)	12,781
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	12,524	10,648	6,608
Increase (decrease) in federal funds purchased and securities sold under repurchase agreements	(7,767)	(8,517)	19,872
Borrowed funds:
Proceeds	0		6,000
Repayments	(6,115)	(3,301)	(13,000)
Cash dividends paid	(1,612)	(2,679)	(2,142)
Purchase of treasury stock	0	0	(76)
Net cash provided by (used in) financing activities	(2,970)	(3,849)	17,262
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,506)	(28,877)	38,237
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	31,216	60,093	21,856
CASH AND CASH EQUIVALENTS AT END OF YEAR	27,710	31,216	60,093
SUPPLEMENTAL DISCLOSURES
Interest	2,114	3,097	3,572
Federal income taxes	735	579	1,210
Non-cash operating activities:
Change in deferred income taxes on net unrealized gain on available-for-sale securities	(2,503)	774	1,975
Non-cash investing activity:
Change in net unrealized gain on available-for-sale securities	(7,363)	2,276	5,809
Non-cash operating and investing activity:
Transfer of loans to other real estate owned	$ 692	$ 1,195	$ 1,700